INCOME TAX - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Line Items]
Operating loss carry forwards	$ 20,150	$ 18,658
Reserves and allowances	4,206	2,589
Net deferred tax assets before valuation allowance	24,356	21,247
Valuation allowance	(23,797)	(21,121)
Net deferred tax assets	559	126
Domestic [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	19,521	16,285
Valuation allowance	(18,963)	(16,159)
Net deferred tax assets	558	126
Foreign [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	4,835	4,962
Valuation allowance	(4,835)	(4,962)
Deferred Tax Liabilities, Net	$ 0	$ 0